Inventories	12 Months Ended
Dec. 31, 2022
Inventories

Note 7:   Inventories

	December 31,
	2022	2021
	US$’000	US$’000

Raw materials	285	89
Work in progress	10	20
Finished goods	308	438
	603	547

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the write-down of inventories is deemed appropriate. For the years ended December 31, 2022, and 2021, write-down of inventories amounted to US$4,000 and US$55,000, respectively, which were charged to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN
Inventories
7.	Inventories

	December 31,
	2022	2021
	RMB’000	RMB’000

Raw materials	1,961	2,381
Finished goods	2,438	1,005
	4,399	3,386